Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

September 20, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Mary Ann Dobelbower

RE: Deutsche Market Trust (the “Registrant”) – File No. 811-01236

Ladies and Gentlemen:

We are filing today through the EDGAR system Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-219089) relating to the issuance of shares in connection with the merger of Deutsche Gold & Precious Metals Fund (“Gold”), a series of Deutsche Securities Trust, into Deutsche Real Assets Fund, a series of the Registrant.

On or about September 20, 2017, the Registrant will be filing by letter a request for acceleration of effectiveness.

It is currently expected that a special meeting of shareholders of Gold will be held on October 26, 2017. Accordingly, we plan to commence mailing the proxy materials to Gold shareholders on or about September 25, 2017.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President and Counsel